SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Summary of Share-Based Compensation Expense (Recovery)
The following tables provide a summary of the Company’s share-based compensation expense (recovery) for the years ended December 31, 2018 and December 31, 2017:

($000s)	2018	2017
Share options expense	$334	$1,074
Deferred share units expense (recovery)	(669)	(583)
Restricted awards expense (recovery)	(80)	178
Performance awards expense (recovery)	(88)	(137)
Share-based compensation expense (recovery) included in general and administrative expense	$(503)	$532
Share-based compensation expense included in operating expense	$110	$167
Total share-based compensation expense (recovery)	$(393)	$699
The following tables provide a summary of the Company’s share options expense for the years ended December 31, 2018 and December 31, 2017:

($000s)	2018	2017
Share options expense	$334	$1,074
Share options expense capitalized	73	600
Gross share option expense	$407	$1,674

Summary of Company's Share-Based Compensation Liability Balances
The following table provides a summary of the Company’s share-based compensation liability balances within accounts payable and accrued liabilities:

($000s)	Deferred Share Units	Restricted Awards	Performance Awards	Total
Liability balance, December 31, 2018	$543	$321	$212	$1,076
Liability balance, December 31, 2017	$1,212	$754	$457	$2,423

Disclosure of Share Options Weighted Average Assumptions Used
The weighted average fair market value of share options granted during the years ended December 31, 2018 and 2017, and the weighted average assumptions used in their determination are as noted below:

	2018	2017
Inputs:
Share price	$1.48	$4.27
Exercise price	$1.48	$4.55
Risk free interest rate (%)	2.0	0.9
Option life (years)	2.8	2.8
Option volatility (%)	65	71
Results:
Weighted average fair value of each share option granted	$0.64	$1.87

Disclosure of Share Options Continuity
The following tables summarize information regarding Bellatrix’s Share Option Plan:

Share Options Continuity
	Weighted Average Exercise Price	Number
Balance, December 31, 2016	$23.22	2,573,024
Granted	$4.55	185,000
Forfeited	$35.10	(877,956)
Expired	$17.12	(257,936)
Balance, December 31, 2017	$15.62	1,622,132
Granted	$1.48	95,000
Forfeited	$21.99	(722,800)
Expired	$36.00	(41,800)
Balance, December 31, 2018	$8.49	952,532

DSU Continuity
Number
Balance, December 31, 2016	377,667
Granted	260,381
Exercised	(120,150)
Balance, December 31, 2017	517,898
Granted	304,056
Balance, December 31, 2018	821,954

PA Continuity
Number of PAs
Balance, December 31, 2016	303,335
Granted	370,000
Exercised	(61,920)
Forfeited	(38,360)
Balance, December 31, 2017	573,055
Granted	335,800
Exercised	(77,870)
Forfeited	(67,910)
Balance, December 31, 2018	763,075

RA Continuity
Number of RAs
Balance, December 31, 2016	426,395
Granted	652,740
Exercised	(175,833)
Forfeited	(79,815)
Balance, December 31, 2017	823,487
Granted	880,200
Exercised	(317,840)
Forfeited	(202,846)
Balance, December 31, 2018	1,183,001

Disclosure of Range of Exercise Prices of Outstanding Share Options
Share Options Outstanding, December 31, 2018

			Outstanding			Exercisable
Exercise Price			At December 31, 2018	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	At December 31, 2018	Weighted Average Exercise Price
$1.48	-	$2.67	95,000	$1.48	4.4	—	—
$2.68	-	$4.47	119,000	$3.85	3.5	39,665	$3.85
$4.48	-	$5.55	446,532	$5.10	2.6	332,688	$5.10
$5.56	-	$10.68	60,000	$6.00	3.3	20,000	$6.00
$10.69	-	$17.38	1,600	$15.68	1.2	1,600	$15.68
$17.39	-	$19.52	204,000	$18.75	1.4	204,000	$18.75
$19.53	-	$46.53	17,400	$33.10	0.7	17,400	$33.10
$46.54	-	$46.90	9,000	$46.89	0.5	9,000	$46.89
$1.48	-	$46.90	952,532	$8.49	2.6	624,353	$10.92

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
Share Options Outstanding, December 31, 2018

			Outstanding			Exercisable
Exercise Price			At December 31, 2018	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	At December 31, 2018	Weighted Average Exercise Price
$1.48	-	$2.67	95,000	$1.48	4.4	—	—
$2.68	-	$4.47	119,000	$3.85	3.5	39,665	$3.85
$4.48	-	$5.55	446,532	$5.10	2.6	332,688	$5.10
$5.56	-	$10.68	60,000	$6.00	3.3	20,000	$6.00
$10.69	-	$17.38	1,600	$15.68	1.2	1,600	$15.68
$17.39	-	$19.52	204,000	$18.75	1.4	204,000	$18.75
$19.53	-	$46.53	17,400	$33.10	0.7	17,400	$33.10
$46.54	-	$46.90	9,000	$46.89	0.5	9,000	$46.89
$1.48	-	$46.90	952,532	$8.49	2.6	624,353	$10.92